Consolidated Statements of Cash Flows (Parenthetical) (USD $)	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Statement of Cash Flows [Abstract]
Cash and cash equivalents at beginning of year, associated with discontinued operations	$ 0	$ 107,446	$ 224,915
Cash and cash equivalents at end of period, associated with discontinued operations	$ 0	$ 107,446	$ 224,915